SEGMENT REPORTING (Schedule of Revenue and Long-lived Assets by Geographic Regions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	$ 256,915	$ 263,622	$ 228,321
Long-Lived Assets	6,603	6,148	4,155
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	90,618	93,247	78,525
Long-Lived Assets	2,917	3,467	1,924
Europe and Middle East (excluding Israel) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	87,539	86,436	78,182
Long-Lived Assets	407	399	345
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	39,744	41,423	30,489
Long-Lived Assets	76	95	122
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	26,409	30,816	29,572
Long-Lived Assets	12	17	22
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	4,620	3,924	5,050
Long-Lived Assets	3,191	2,170	1,742
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	7,985	7,776	6,503
Long-Lived Assets